united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/25

Item 1. Reports to Stockholders.

(a)

Swan Defined Risk Fund

Class A (SDRAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.45%

How did the Fund perform during the reporting period?

Overview: From a “big picture” perspective, the S&P 500 has done well over the year ended June 30th, 2025. The S&P 500 closed the second quarter at an all-time high of 6205, up 15.2% over the last year. However, these aggregate numbers mask the large amount of volatility. The S&P 500 endured a peak-to-trough loss of -18.8% between February 20th and April 8th, bottoming out below 5000 and narrowly missing a bear market. Then, the market went on a torrid rally, up almost 25% off its low. Over this same period, Class A shares had a return of 7.43%. Relative to the S&P 500’s 15.2%, this translates to a capture ratio of 48%, within expectations for a hedged equity fund during a rising market.

Core Equity: the core equity element typically makes up 90% of the Fund’s holdings and is invested in ETFs that track the S&P 500 or sectors of the S&P 500. In aggregate, this section of the Fund had a one-year return of 13.7%, which is right in line with expectations.

Hedge: the Fund hedges its exposure to the market via the use of put options. As put options are inversely correlated with the market, it is expected that the hedge section would have negative returns if the market was setting all-time highs. Over the reporting period this section of the Fund has had a return of -2.7%. The value of the put options was proven during the “tariff tantrum.” The Fund, as part of its regular process, re-hedged the portfolio in December 2024 and set the strike prices for the put options at 6100. As the S&P 500 plunged below 5000 in early April, these options helped offset losses and were responsible for the Fund’s downside capture of roughly 50%. The Fund’s peak-to-trough loss was -9.3% vs. the S&P 500’s -18.8% maximum drawdown. However, as markets rallied and set all-time highs the put options reversed course and declined in value. With the market closing at 6205 on June 30th, the put options are still in a good position to hedge the portfolio should the market sell off again.

Additional Trades: the Fund also engages in shorter-term, premium collection trades with the goal of offsetting the carrying costs of the hedges. These trades tend to perform well during less volatile markets. April 2025 was anything but docile, as the VIX spiked to its highest levels since the Covid-19 panic in early 2020. This segment of the fund had a -1.6% return.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Swan Defined Risk Fund	Swan Defined Risk Fund - with load	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
06/30/15	$10,000	$9,449	$10,000	$10,000	$10,000
06/30/16	$9,930	$9,383	$10,504	$10,600	$10,399
06/30/17	$10,499	$9,921	$11,589	$10,567	$12,260
06/30/18	$10,962	$10,359	$12,555	$10,525	$14,023
06/30/19	$11,145	$10,532	$13,794	$11,353	$15,483
06/30/20	$10,990	$10,385	$14,977	$12,345	$16,645
06/30/21	$13,127	$12,404	$18,424	$12,304	$23,436
06/30/22	$12,116	$11,448	$16,537	$11,038	$20,948
06/30/23	$13,144	$12,420	$18,396	$10,934	$25,053
06/30/24	$14,622	$13,817	$21,233	$11,222	$31,204
06/30/25	$15,708	$14,843	$23,701	$11,904	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Swan Defined Risk Fund	7.43%	7.40%	4.62%
With Load	1.54%	6.19%	4.03%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	11.62%	9.62%	9.01%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$643,037,067
Number of Portfolio Holdings	25
Advisory Fee	$6,817,987
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.9%
Money Market Funds	0.6%
Purchased Options	6.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.6%
Index Option	4.8%
Equity	95.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	63.0%
Technology Select Sector SPDR Fund	10.7%
S&P 500 Index, 12/18/26 6100.0 Put	5.6%
Financial Select Sector SPDR Fund	4.5%
Consumer Discretionary Select Sector SPDR Fund	3.3%
Communication Services Select Sector SPDR Fund	3.1%
Health Care Select Sector SPDR Fund	3.0%
Industrial Select Sector SPDR Fund	2.8%
Consumer Staples Select Sector SPDR Fund	1.8%
Energy Select Sector SPDR Fund	1.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Swan Defined Risk Fund - Class A (SDRAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.swandefinedriskfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-SDRAX

Swan Defined Risk Fund

Class C (SDRCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$228	2.20%

How did the Fund perform during the reporting period?

Overview: From a “big picture” perspective, the S&P 500 has done well over the year ended June 30th, 2025. The S&P 500 closed the second quarter at an all-time high of 6205, up 15.2% over the last year. However, these aggregate numbers mask the large amount of volatility. The S&P 500 endured a peak-to-trough loss of -18.8% between February 20th and April 8th, bottoming out below 5000 and narrowly missing a bear market. Then, the market went on a torrid rally, up almost 25% off its low. Over this same period, Class C shares had a return of 6.66%. Relative to the S&P 500’s 15.2%, this translates to a capture ratio of 43%, within expectations for a hedged equity fund during a rising market.

Core Equity: the core equity element typically makes up 90% of the Fund’s holdings and is invested in ETFs that track the S&P 500 or sectors of the S&P 500. In aggregate, this section of the Fund had a one-year return of 13.7%, which is right in line with expectations.

Hedge: the Fund hedges its exposure to the market via the use of put options. As put options are inversely correlated with the market, it is expected that the hedge section would have negative returns if the market was setting all-time highs. Over the reporting period this section of the Fund has had a return of -2.7%. The value of the put options was proven during the “tariff tantrum.” The Fund, as part of its regular process, re-hedged the portfolio in December 2024 and set the strike prices for the put options at 6100. As the S&P 500 plunged below 5000 in early April, these options helped offset losses and were responsible for the Fund’s downside capture of roughly 50%. The Fund’s peak-to-trough loss was -9.3% vs. the S&P 500’s -18.8% maximum drawdown. However, as markets rallied and set all-time highs the put options reversed course and declined in value. With the market closing at 6205 on June 30th, the put options are still in a good position to hedge the portfolio should the market sell off again.

Additional Trades: the Fund also engages in shorter-term, premium collection trades with the goal of offsetting the carrying costs of the hedges. These trades tend to perform well during less volatile markets. April 2025 was anything but docile, as the VIX spiked to its highest levels since the Covid-19 panic in early 2020. This segment of the fund had a -1.6% return.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Swan Defined Risk Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Jun-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$9,863	$10,399	$10,600	$10,504
Jun-2017	$10,349	$12,260	$10,567	$11,589
Jun-2018	$10,727	$14,023	$10,525	$12,555
Jun-2019	$10,831	$15,483	$11,353	$13,794
Jun-2020	$10,595	$16,645	$12,345	$14,977
Jun-2021	$12,561	$23,436	$12,304	$18,424
Jun-2022	$11,509	$20,948	$11,038	$16,537
Jun-2023	$12,389	$25,053	$10,934	$18,396
Jun-2024	$13,678	$31,204	$11,222	$21,233
Jun-2025	$14,590	$35,936	$11,904	$23,701

Average Annual Total Returns

	1 Year	5 Years	10 Years
Swan Defined Risk Fund	6.66%	6.61%	3.85%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	11.62%	9.62%	9.01%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$643,037,067
Number of Portfolio Holdings	25
Advisory Fee	$6,817,987
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.9%
Money Market Funds	0.6%
Purchased Options	6.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.6%
Index Option	4.8%
Equity	95.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	63.0%
Technology Select Sector SPDR Fund	10.7%
S&P 500 Index, 12/18/26 6100.0 Put	5.6%
Financial Select Sector SPDR Fund	4.5%
Consumer Discretionary Select Sector SPDR Fund	3.3%
Communication Services Select Sector SPDR Fund	3.1%
Health Care Select Sector SPDR Fund	3.0%
Industrial Select Sector SPDR Fund	2.8%
Consumer Staples Select Sector SPDR Fund	1.8%
Energy Select Sector SPDR Fund	1.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Swan Defined Risk Fund - Class C (SDRCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.swandefinedriskfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-SDRCX

Swan Defined Risk Fund

Class I (SDRIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.20%

How did the Fund perform during the reporting period?

Overview: From a “big picture” perspective, the S&P 500 has done well over the year ended June 30th, 2025. The S&P 500 closed the second quarter at an all-time high of 6205, up 15.2% over the last year. However, these aggregate numbers mask the large amount of volatility. The S&P 500 endured a peak-to-trough loss of -18.8% between February 20th and April 8th, bottoming out below 5000 and narrowly missing a bear market. Then, the market went on a torrid rally, up almost 25% off its low. Over this same period, Class I shares had a return of 7.74%. Relative to the S&P 500’s 15.2%, this translates to a capture ratio of 51%, within expectations for a hedged equity fund during a rising market.

Core Equity: the core equity element typically makes up 90% of the Fund’s holdings and is invested in ETFs that track the S&P 500 or sectors of the S&P 500. In aggregate, this section of the Fund had a one-year return of 13.7%, which is right in line with expectations.

Hedge: the Fund hedges its exposure to the market via the use of put options. As put options are inversely correlated with the market, it is expected that the hedge section would have negative returns if the market was setting all-time highs. Over the reporting period this section of the Fund has had a return of -2.7%. The value of the put options was proven during the “tariff tantrum.” The Fund, as part of its regular process, re-hedged the portfolio in December 2024 and set the strike prices for the put options at 6100. As the S&P 500 plunged below 5000 in early April, these options helped offset losses and were responsible for the Fund’s downside capture of roughly 50%. The Fund’s peak-to-trough loss was -9.3% vs. the S&P 500’s -18.8% maximum drawdown. However, as markets rallied and set all-time highs the put options reversed course and declined in value. With the market closing at 6205 on June 30th, the put options are still in a good position to hedge the portfolio should the market sell off again.

Additional Trades: the Fund also engages in shorter-term, premium collection trades with the goal of offsetting the carrying costs of the hedges. These trades tend to perform well during less volatile markets. April 2025 was anything but docile, as the VIX spiked to its highest levels since the Covid-19 panic in early 2020. This segment of the fund had a -1.6% return.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Swan Defined Risk Fund	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Jun-2015	$100,000	$100,000	$100,000	$100,000
Jun-2016	$99,603	$105,038	$106,001	$103,993
Jun-2017	$105,573	$115,886	$105,668	$122,603
Jun-2018	$110,456	$125,551	$105,248	$140,226
Jun-2019	$112,622	$137,938	$113,530	$154,834
Jun-2020	$111,323	$149,770	$123,452	$166,455
Jun-2021	$133,313	$184,241	$123,041	$234,359
Jun-2022	$123,264	$165,372	$110,377	$209,480
Jun-2023	$133,936	$183,962	$109,342	$250,525
Jun-2024	$149,384	$212,334	$112,219	$312,044
Jun-2025	$160,949	$237,015	$119,038	$359,362

Average Annual Total Returns

	1 Year	5 Years	10 Years
Swan Defined Risk Fund	7.74%	7.65%	4.87%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	11.62%	9.62%	9.01%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$643,037,067
Number of Portfolio Holdings	25
Advisory Fee	$6,817,987
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.9%
Money Market Funds	0.6%
Purchased Options	6.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.6%
Index Option	4.8%
Equity	95.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	63.0%
Technology Select Sector SPDR Fund	10.7%
S&P 500 Index, 12/18/26 6100.0 Put	5.6%
Financial Select Sector SPDR Fund	4.5%
Consumer Discretionary Select Sector SPDR Fund	3.3%
Communication Services Select Sector SPDR Fund	3.1%
Health Care Select Sector SPDR Fund	3.0%
Industrial Select Sector SPDR Fund	2.8%
Consumer Staples Select Sector SPDR Fund	1.8%
Energy Select Sector SPDR Fund	1.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Swan Defined Risk Fund - Class I (SDRIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.swandefinedriskfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-SDRIX

Swan Defined Risk Growth Fund

Class A (SDAAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$173	1.65%

How did the Fund perform during the reporting period?

Overview: The Fund typically purchases its put options “out of the money” rather than “in the money.”  On the downside, this means the market must drop further before the put options start to offset losses.  On the upside, this means the Fund should have a higher up capture.  With the markets swinging up and down over the last year, this dynamic played out as expected.

For the year ended June 30th, 2025, Class A shares had a return of 9.03%.  Compared to the S&P 500’s return of 15.2%, this equates to a capture ratio of 60%.  This is in line with expectations for the Fund.

Core Equity: the S&P 500-based ETFs representing the core equity exposure tracked the market down and up over the last year, posting a 14.8% return.  During the market rout in the first week of April, the Fund’s portfolio managers took the opportunity to add call spread positions to the Fund’s portfolio.  Call spreads are a trade that can augment upside capture if the markets rally.  With the markets dramatically reversing course on April 9th, these trades contributed to the Fund’s positive performance.

Hedge: the Fund completed its annual re-hedge process and entered 2025 with its put option hedges out-of-the money, with a strike price of 5750.  When the market collapsed below 5000 in early April due to the “tariff tantrum”, these put options went in-the-money and helped offset some of the S&P 500’s decline.  The maximum drawdown in 2024 for the Fund was -12.9% relative to the S&P 500’s peak-to-trough loss of -18.8%.  As markets rallied, the put options declined in value.  The hedge portion had a -2.4% return during the year ended June 30th, 2025.

Additional Trades: the third component of the Fund is the buying and selling of shorter-term options with the goal of generating a modest return to help offset the carrying cost of the hedge. Due in part to the extreme volatility, both to the downside and then the upside in April 2025, this segment of the Fund had a return of -1.6% over the trailing 12 months.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Growth Fund	Swan Defined Risk Growth Fund - with load	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
12/27/18	$10,000	$9,452	$10,000	$10,000	$10,000
06/30/19	$11,380	$10,756	$11,428	$10,642	$11,943
06/30/20	$12,046	$11,386	$12,408	$11,572	$12,840
06/30/21	$15,287	$14,449	$15,264	$11,533	$18,077
06/30/22	$13,684	$12,933	$13,701	$10,346	$16,158
06/30/23	$15,093	$14,265	$15,241	$10,249	$19,324
06/30/24	$17,551	$16,589	$17,592	$10,519	$24,070
06/30/25	$19,136	$18,087	$19,636	$11,158	$27,720

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Swan Defined Risk Growth Fund	9.03%	9.70%	10.49%
With Load	3.07%	8.46%	9.54%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index	11.62%	9.62%	10.93%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.70%
S&P 500® Index	15.16%	16.64%	16.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$47,691,874
  Number of Portfolio Holdings17
  Advisory Fee (net of waivers)$341,280
  Portfolio Turnover54%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.0%
Money Market Funds	3.1%
Purchased Options	8.9%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	3.3%
Index Option	4.7%
Equity	92.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	92.4%
S&P 500 Index, 12/18/26 6900.0 Call	4.2%
S&P 500 Index, 12/18/26 5750.0 Put	4.1%
First American Government Obligations Fund, Class X	2.4%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.9%
S&P 500 Index, 08/29/25 5720.0 Put	0.6%
S&P 500 Index, 08/29/25 5530.0 Put	0.4%
S&P 500 Index, 07/18/25 5675.0 Put	0.1%
S&P 500 Index, 07/18/25 5525.0 Put	0.0%
S&P 500 Index, 08/15/25 5595.0 Put	-0.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Swan Defined Risk Growth Fund - Class A (SDAAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.swandefinedriskfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-SDAAX

Swan Defined Risk Growth Fund

Class C (SDACX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$250	2.40%

How did the Fund perform during the reporting period?

Overview: The Fund typically purchases its put options “out of the money” rather than “in the money.”  On the downside, this means the market must drop further before the put options start to offset losses.  On the upside, this means the Fund should have a higher up capture.  With the markets swinging up and down over the last year, this dynamic played out as expected.

For the year ended June 30th, 2025, Class C shares had a return of 8.21%.  Compared to the S&P 500’s return of 15.2%, this equates to a capture ratio of 54%.  This is in line with expectations for the Fund.

Core Equity: the S&P 500-based ETFs representing the core equity exposure tracked the market down and up over the last year, posting a 14.8% return.  During the market rout in the first week of April, the Fund’s portfolio managers took the opportunity to add call spread positions to the Fund’s portfolio.  Call spreads are a trade that can augment upside capture if the markets rally.  With the markets dramatically reversing course on April 9th, these trades contributed to the Fund’s positive performance.

Hedge: the Fund completed its annual re-hedge process and entered 2025 with its put option hedges out-of-the money, with a strike price of 5750.  When the market collapsed below 5000 in early April due to the “tariff tantrum”, these put options went in-the-money and helped offset some of the S&P 500’s decline.  The maximum drawdown in 2024 for the Fund was -12.9% relative to the S&P 500’s peak-to-trough loss of -18.8%.  As markets rallied, the put options declined in value.  The hedge portion had a -2.4% return during the year ended June 30th, 2025.

Additional Trades: the third component of the Fund is the buying and selling of shorter-term options with the goal of generating a modest return to help offset the carrying cost of the hedge. Due in part to the extreme volatility, both to the downside and then the upside in April 2025, this segment of the Fund had a return of -1.6% over the trailing 12 months.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Growth Fund	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Dec-2018	$10,000	$10,000	$10,000	$10,000
Jun-2019	$11,380	$11,428	$10,642	$11,943
Jun-2020	$12,032	$12,408	$11,572	$12,840
Jun-2021	$15,152	$15,264	$11,533	$18,077
Jun-2022	$13,476	$13,701	$10,346	$16,158
Jun-2023	$14,743	$15,241	$10,249	$19,324
Jun-2024	$17,015	$17,592	$10,519	$24,070
Jun-2025	$18,412	$19,636	$11,158	$27,720

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Swan Defined Risk Growth Fund	8.21%	8.88%	9.84%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index	11.62%	9.62%	10.93%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.70%
S&P 500® Index	15.16%	16.64%	16.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$47,691,874
  Number of Portfolio Holdings17
  Advisory Fee (net of waivers)$341,280
  Portfolio Turnover54%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.0%
Money Market Funds	3.1%
Purchased Options	8.9%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	3.3%
Index Option	4.7%
Equity	92.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	92.4%
S&P 500 Index, 12/18/26 6900.0 Call	4.2%
S&P 500 Index, 12/18/26 5750.0 Put	4.1%
First American Government Obligations Fund, Class X	2.4%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.9%
S&P 500 Index, 08/29/25 5720.0 Put	0.6%
S&P 500 Index, 08/29/25 5530.0 Put	0.4%
S&P 500 Index, 07/18/25 5675.0 Put	0.1%
S&P 500 Index, 07/18/25 5525.0 Put	0.0%
S&P 500 Index, 08/15/25 5595.0 Put	-0.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Swan Defined Risk Growth Fund - Class C (SDACX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.swandefinedriskfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-SDACX

Swan Defined Risk Growth Fund

Class I (SDAIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$147	1.40%

How did the Fund perform during the reporting period?

Overview: The Fund typically purchases its put options “out of the money” rather than “in the money.”  On the downside, this means the market must drop further before the put options start to offset losses.  On the upside, this means the Fund should have a higher up capture.  With the markets swinging up and down over the last year, this dynamic played out as expected.

For the year ended June 30th, 2025, Class I shares had a return of 9.28%.  Compared to the S&P 500’s return of 15.2%, this equates to a capture ratio of 61%.  This is in line with expectations for the Fund.

Core Equity: the S&P 500-based ETFs representing the core equity exposure tracked the market down and up over the last year, posting a 14.8% return.  During the market rout in the first week of April, the Fund’s portfolio managers took the opportunity to add call spread positions to the Fund’s portfolio.  Call spreads are a trade that can augment upside capture if the markets rally.  With the markets dramatically reversing course on April 9th, these trades contributed to the Fund’s positive performance.

Hedge: the Fund completed its annual re-hedge process and entered 2025 with its put option hedges out-of-the money, with a strike price of 5750.  When the market collapsed below 5000 in early April due to the “tariff tantrum”, these put options went in-the-money and helped offset some of the S&P 500’s decline.  The maximum drawdown in 2024 for the Fund was -12.9% relative to the S&P 500’s peak-to-trough loss of -18.8%.  As markets rallied, the put options declined in value.  The hedge portion had a -2.4% return during the year ended June 30th, 2025.

Additional Trades: the third component of the Fund is the buying and selling of shorter-term options with the goal of generating a modest return to help offset the carrying cost of the hedge. Due in part to the extreme volatility, both to the downside and then the upside in April 2025, this segment of the Fund had a return of -1.6% over the trailing 12 months.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Growth Fund	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Dec-2018	$10,000	$10,000	$10,000	$10,000
Jun-2019	$11,380	$11,428	$10,642	$11,943
Jun-2020	$12,073	$12,408	$11,572	$12,840
Jun-2021	$15,359	$15,264	$11,533	$18,077
Jun-2022	$13,785	$13,701	$10,346	$16,158
Jun-2023	$15,247	$15,241	$10,249	$19,324
Jun-2024	$17,764	$17,592	$10,519	$24,070
Jun-2025	$19,413	$19,636	$11,158	$27,720

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Swan Defined Risk Growth Fund	9.28%	9.97%	10.73%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index	11.62%	9.62%	10.93%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.70%
S&P 500® Index	15.16%	16.64%	16.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$47,691,874
  Number of Portfolio Holdings17
  Advisory Fee (net of waivers)$341,280
  Portfolio Turnover54%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.0%
Money Market Funds	3.1%
Purchased Options	8.9%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	3.3%
Index Option	4.7%
Equity	92.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	92.4%
S&P 500 Index, 12/18/26 6900.0 Call	4.2%
S&P 500 Index, 12/18/26 5750.0 Put	4.1%
First American Government Obligations Fund, Class X	2.4%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.9%
S&P 500 Index, 08/29/25 5720.0 Put	0.6%
S&P 500 Index, 08/29/25 5530.0 Put	0.4%
S&P 500 Index, 07/18/25 5675.0 Put	0.1%
S&P 500 Index, 07/18/25 5525.0 Put	0.0%
S&P 500 Index, 08/15/25 5595.0 Put	-0.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Swan Defined Risk Growth Fund - Class I (SDAIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.swandefinedriskfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-SDAIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025          $36,140

2024          $87,700

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025          $7,460

2024          $18,100

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Swan Defined Risk Fund
Class A – SDRAX
Class C – SDRCX
Class I – SDRIX

Swan Defined Risk Growth Fund
Class A – SDAAX
Class C – SDACX
Class I – SDAIX

Annual Financial Statements
and Additional Information
June 30, 2025

1-877-896-2590
www.swandefinedriskfunds.com

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 95.0%
	EQUITY – 95.0%
185,308	Communication Services Select Sector SPDR Fund(a)				$20,111,477
98,198	Consumer Discretionary Select Sector SPDR Fund(a)				21,341,371
139,605	Consumer Staples Select Sector SPDR Fund(a)				11,303,817
72,483	Energy Select Sector SPDR Fund				6,147,283
551,267	Financial Select Sector SPDR Fund(a)				28,869,853
143,226	Health Care Select Sector SPDR Fund(a)				19,305,433
120,870	Industrial Select Sector SPDR Fund(a)				17,830,742
652,000	iShares Core S&P 500 ETF(a)				404,826,801
44,066	Materials Select Sector SPDR Fund				3,869,435
100,629	Real Estate Select Sector SPDR Fund(a)				4,168,053
270,761	Technology Select Sector SPDR Fund(a)				68,564,808
59,877	Utilities Select Sector SPDR Fund				4,889,556
	TOTAL EXCHANGE-TRADED FUNDS (Cost $249,681,848)				611,228,629

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
3,593,623	First American Government Obligations Fund, Class X, 4.25%(b)				3,593,623
292,669	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 3.97%(b)				292,669
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,886,292)				3,886,292

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 6.7%
	PUT OPTIONS PURCHASED - 6.7%
988	S&P 500 Index	07/18/2025	$5,525	$613,049,060	$287,407
988	S&P 500 Index	07/18/2025	5,675	613,049,060	434,254
986	S&P 500 Index	08/29/2025	5,530	611,808,070	2,509,966
986	S&P 500 Index	08/29/2025	5,720	611,808,070	3,847,831
991	S&P 500 Index	12/18/2026	6,100	614,910,545	35,807,797
	TOTAL PUT OPTIONS PURCHASED (Cost - $64,566,952)				42,887,255

	TOTAL INVESTMENTS – 102.3% (Cost $318,135,092)				$658,002,176
	CALL OPTIONS WRITTEN - (0.8)% (Premiums received - $4,613,466)				(5,198,631)
	PUT OPTIONS WRITTEN - (1.1)% (Premiums received - $21,814,411)				(7,092,189)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%				(2,674,289)
	NET ASSETS - 100.0%				$643,037,067

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (1.9)%
	CALL OPTIONS WRITTEN - (0.8)%
98	S&P 500 Index	08/15/2025	$6,370	$60,808,510	$568,673
203	S&P 500 Index	10/17/2025	6,225	125,960,485	4,629,958
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $4,613,466)				5,198,631

	PUT OPTIONS WRITTEN - (1.1)%
1,976	S&P 500 Index	07/18/2025	5,600	1,226,098,120	696,345
98	S&P 500 Index	08/15/2025	5,595	60,808,510	187,359
986	S&P 500 Index	08/29/2025	5,600	611,808,070	2,929,376
986	S&P 500 Index	08/29/2025	5,650	611,808,070	3,279,109
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $21,814,411)				7,092,189

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $26,427,877)				$12,290,820

ETF	- Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2025, the total value of securities held as collateral is $402,431,702.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 92.4%
	EQUITY - 92.4%
71,000	iShares Core S&P 500 ETF(a)				$44,083,900
	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,842,403)

	SHORT-TERM INVESTMENTS — 3.3%
	MONEY MARKET FUNDS – 3.3%
1,135,737	First American Government Obligations Fund, Class X, 4.25%(b)				1,135,737
426,094	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 3.97%(b)				426,094
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,561,831)				1,561,831

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 9.4%
	CALL OPTIONS PURCHASED - 4.2%
71	S&P 500 Index	12/18/2026	$6,900	$44,055,145	$2,001,768
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,137,349)

	PUT OPTIONS PURCHASED - 5.2%
71	S&P 500 Index	07/18/2025	5,525	44,055,145	20,654
71	S&P 500 Index	07/18/2025	5,675	44,055,145	31,207
71	S&P 500 Index	08/29/2025	5,530	44,055,145	180,738
71	S&P 500 Index	08/29/2025	5,720	44,055,145	277,075
71	S&P 500 Index	12/18/2026	5,750	44,055,145	1,951,107
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,955,448)				2,460,781

	TOTAL INDEX OPTIONS PURCHASED (Cost - $5,092,797)				4,462,549

	TOTAL INVESTMENTS – 105.1% (Cost $31,497,031)				$50,108,280
	CALL OPTIONS WRITTEN - (3.6)% (Premiums received - $1,509,275)				(1,706,305)
	PUT OPTIONS WRITTEN - (1.1)% (Premiums received - $1,569,429)				(510,485)
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%				(199,616)
	NET ASSETS - 100.0%				$47,691,874

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (4.7)%
	CALL OPTIONS WRITTEN - (3.7)%
7	S&P 500 Index	08/15/2025	$6,370	$4,343,465	$40,620
18	S&P 500 Index	09/19/2025	6,050	11,168,910	557,778
18	S&P 500 Index	10/17/2025	6,225	11,168,910	410,538

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (4.7)%
	CALL OPTIONS WRITTEN - (3.6)% (Continued)
71	S&P 500 Index	12/18/2026	$7,500	$44,055,145	$697,369
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $1,509,275)				1,706,305

	PUT OPTIONS WRITTEN - (1.1)%
142	S&P 500 Index	07/18/2025	5,600	88,110,290	50,041
7	S&P 500 Index	08/15/2025	5,595	4,343,465	13,383
71	S&P 500 Index	08/29/2025	5,600	44,055,145	210,939
71	S&P 500 Index	08/29/2025	5,650	44,055,145	236,122
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $1,569,429)				510,485

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $3,078,704)				$2,216,790

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2025, the total value of securities held as collateral is $30,424,100.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

		Swan Defined Risk
	Swan Defined Risk	Growth
	Fund	Fund
ASSETS
Investment securities:
Investments, at cost	$318,135,092	$31,497,031
Total investments at value	658,002,176	50,108,280
Cash held at broker	—	2
Receivable for Fund shares sold	170,806	—
Dividends and interest receivable	18,228	4,092
Prepaid expenses and other assets	18,342	9,340
TOTAL ASSETS	658,209,552	50,121,714

LIABILITIES
Options written, at value
(Premiums received - $26,427,877 and $3,078,704, respectively)	12,290,820	2,216,790
Investment advisory fees payable	522,643	52,008
Payable for investments purchased	1,632,827	112,057
Payable for Fund shares repurchased	464,170	4,122
Distribution (12b-1) fees payable	69,481	1,500
Payable to related parties	45,879	10,945
Accrued expenses and other liabilities	146,665	32,418
TOTAL LIABILITIES	15,172,485	2,429,840
NET ASSETS	$643,037,067	$47,691,874

NET ASSETS CONSIST OF:
Paid in capital	$256,064,736	$30,838,424
Accumulated earnings	386,972,331	16,853,450
NET ASSETS	$643,037,067	$47,691,874

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$127,211,960	$1,919,287
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,479,147	135,009
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$15.00	$14.22
Maximum offering price per share (maximum sales charge of 5.50%)	$15.87	$15.05

Class C Shares:
N et Assets	$53,451,318	$1,377,254
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,792,902	101,666
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$14.09	$13.55

Class I Shares:
Net Assets	$462,373,789	$44,395,333
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	30,494,475	3,071,809
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$15.16	$14.45

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

	Swan Defined Risk	Swan Defined Risk
	Fund	Growth Fund
INVESTMENT INCOME
Dividends	$8,591,759	$539,178
Interest	414,993	67,899
TOTAL INVESTMENT INCOME	9,006,752	607,077

EXPENSES
Investment advisory fees	6,817,987	404,898
Distribution (12b-1) fees:
Class A	292,632	4,518
Class C	705,905	13,486
Administration fees	452,173	57,888
Third party administrative service fees	384,441	14,697
Accounting services fees	144,142	8,260
Transfer agent fees	87,259	31,748
Custodian fees	64,405	10,324
Registration fees	51,217	25,107
Printing and postage expenses	43,498	7,500
Compliance officer fees	39,280	11,044
Audit fees	23,783	23,783
Legal fees	20,001	13,000
Trustees’ fees and expenses	16,942	16,435
Insurance expense	8,066	3,013
Other expenses	4,500	5,000
TOTAL EXPENSES	9,156,231	650,701

Less: Fees waived by the Advisor	—	(63,618)
TOTAL NET EXPENSES	9,156,231	587,083

NET INVESTMENT INCOME (LOSS)	(149,479)	19,994

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	102,697,972	(473,659)
Options purchased	(11,693,459)	2,841,412
Options written	(42,102,619)	(4,620,398)
Net realized gain (loss) on investments, options purchased and options written	48,901,894	(2,252,645)
Net change in unrealized appreciation (depreciation) on:
Investments	(23,605,830)	3,523,873
Options purchased	25,473,076	57,436
Options written	(789,414)	943,692
Net change in unrealized appreciation on investments, options purchased and options written	1,077,832	4,525,001
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN	49,979,726	2,272,356

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,830,247	$2,292,350

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income (loss)	$(149,479)	$951,511
Net realized gain on investments, options purchased and options written	48,901,894	81,805,497
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	1,077,832	(2,853,693)
Net increase in net assets resulting from operations	49,830,247	79,903,315

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(6,659,086)	(11,021,178)
Class C	(4,843,228)	(10,945,254)
Class I	(29,938,726)	(62,079,272)
Net decrease in net assets resulting from distributions to shareholders	(41,441,040)	(84,045,704)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	30,620,875	15,994,461
Class C	6,189,148	3,966,638
Class I	43,210,204	45,702,487
Net asset value of shares issued in reinvestment of distributions:
Class A	6,324,190	10,456,035
Class C	4,437,591	10,194,937
Class I	28,331,964	58,552,340
Payments for shares redeemed:
Class A	(18,530,683)	(19,532,699)
Class C	(42,712,074)	(31,083,575)
Class I	(136,123,052)	(184,977,821)
Net decrease in net assets from shares of beneficial interest	(78,251,837)	(90,727,197)

TOTAL DECREASE IN NET ASSETS	(69,862,630)	(94,869,586)

NET ASSETS
Beginning of Year	712,899,697	807,769,283
End of Year	$643,037,067	$712,899,697

SHARE ACTIVITY
Class A:
Shares Sold	2,078,651	1,094,738
Shares Reinvested	428,759	748,463
Shares Redeemed	(1,240,639)	(1,332,925)
Net increase in shares of beneficial interest outstanding	1,266,771	510,276

Class C:
Shares Sold	434,010	279,706
Shares Reinvested	319,251	765,386
Shares Redeemed	(3,055,170)	(2,222,964)
Net decrease in shares of beneficial interest outstanding	(2,301,909)	(1,177,872)

Class I:
Shares Sold	2,863,113	3,095,418
Shares Reinvested	1,904,030	4,161,502
Shares Redeemed	(9,058,168)	(12,506,559)
Net decrease in shares of beneficial interest outstanding	(4,291,025)	(5,249,639)

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income (loss)	$19,994	$(106,617)
Net realized gain (loss) on investments, options purchased and options written	(2,252,645)	15,941,720
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	4,525,001	(9,379,585)
Net increase in net assets resulting from operations	2,292,350	6,455,518

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(37,045)	(419,620)
Class C	(28,349)	(372,927)
Class I	(669,735)	(7,445,425)
Net decrease in net assets resulting from distributions to shareholders	(735,129)	(8,237,972)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	127,394	191,532
Class C	68,640	35,807
Class I	33,325,286	13,976,711
Net asset value of shares issued in reinvestment of distributions:
Class A	36,596	417,698
Class C	25,367	344,626
Class I	664,774	7,336,657
Payments for shares redeemed:
Class A	(25,429)	(800,994)
Class C	(248,688)	(536,056)
Class I	(22,076,042)	(72,576,663)
Net increase (decrease) in net assets from shares of beneficial interest	11,897,898	(51,610,682)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,455,119	(53,393,136)

NET ASSETS
Beginning of Year	34,236,755	87,629,891
End of Year	$47,691,874	$34,236,755

SHARE ACTIVITY
Class A:
Shares Sold	9,533	13,115
Shares Reinvested	2,634	34,521
Shares Redeemed	(1,785)	(58,535)
Net increase (decrease) in shares of beneficial interest outstanding	10,382	(10,899)

Class C:
Shares Sold	5,203	2,761
Shares Reinvested	1,907	29,531
Shares Redeemed	(19,356)	(40,916)
Net decrease in shares of beneficial interest outstanding	(12,246)	(8,624)

Class I:
Shares Sold	2,385,002	983,067
Shares Reinvested	47,114	598,911
Shares Redeemed	(1,666,833)	(4,900,753)
Net increase (decrease) in shares of beneficial interest outstanding	765,283	(3,318,775)

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021

Net asset value, beginning of year	$14.83		$14.95		$13.79		$14.93		$12.51
Activity from investment operations:
Net investment income (loss) (1)	(0.02)		0.01		0.02		(0.03)		(0.00	) (2)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.11		1.57		1.14		(1.11)		2.43
Total from investment operations	1.09		1.58		1.16		(1.14)		2.43
Less distributions from:
Net investment income	—		(0.01)		—		—		(0.01)
Net realized gains	(0.92)		(1.69)		—		—		—
Return of capital	—		—		—		—		(0.00	) (2)
Total distributions	(0.92)		(1.70)		—		—		(0.01)
Net asset value, end of year	$15.00		$14.83		$14.95		$13.79		$14.93
Total return (3)	7.43	% (4)	11.24	% (4)	8.41	% (4)	(7.64	)% (4)	19.44%
Net assets, at end of year (000s)	$127,212		$106,982		$100,212		$124,935		$145,133
Ratio of expenses to average net assets (5)	1.45%		1.46%		1.45%		1.43%		1.42%
Ratio of net investment income (loss) to average net assets (5,6)	(0.11)%		0.05%		0.14%		(0.17)%		0.00	% (2)
Portfolio Turnover Rate	12%		12%		22%		3%		11%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$14.08		$14.37		$13.35	$14.57	$12.29
Activity from investment operations:
Net investment loss (1)	(0.13)		(0.10)		(0.08)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.06		1.50		1.10	(1.08)	2.38
Total from investment operations	0.93		1.40		1.02	(1.22)	2.28
Less distributions from:
Net realized gains	(0.92)		(1.69)		—	—	—
Total distributions	(0.92)		(1.69)		—	—	—
Net asset value, end of year	$14.09		$14.08		$14.37	$13.35	$14.57
Total return (2)	6.66	% (3)	10.41	% (3)	7.64%	(8.37)%	18.55%
Net assets, at end of year (000s)	$53,451		$85,830		$104,519	$110,351	$130,659
Ratio of expenses to average net assets (4)	2.20%		2.21%		2.20%	2.18%	2.17%
Ratio of net investment loss to average net assets (4,5)	(0.90)%		(0.72)%		(0.57)%	(0.93)%	(0.75)%
Portfolio Turnover Rate	12%		12%		22%	3%	11%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$14.95	$15.06	$13.86	$14.99	$12.56
Activity from investment operations:
Net investment income (1)	0.02	0.04	0.05	0.00 (2)	0.03
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.12	1.59	1.15	(1.13)	2.45
Total from investment operations	1.14	1.63	1.20	(1.13)	2.48
Less distributions from:
Net investment income	(0.01)	(0.05)	—	—	(0.05)
Net realized gains	(0.92)	(1.69)	—	—	—
Return of capital	—	—	—	—	(0.00	) (2)
Total distributions	(0.93)	(1.74)	—	—	(0.05)
Net asset value, end of year	$15.16	$14.95	$15.06	$13.86	$14.99
Total return (3)	7.74%	11.53%	8.66%	(7.54)%	19.75%
Net assets, at end of year (000s)	$462,374	$520,088	$603,038	$737,073	$857,376
Ratio of expenses to average net assets (4)	1.20%	1.21%	1.20%	1.18%	1.17%
Ratio of net investment income to average net assets (4,5)	0.12%	0.29%	0.35%	0.02%	0.24%
Portfolio Turnover Rate	12%	12%	22%	3%	11%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the	For the	For the		For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$13.31	$14.78	$13.40		$14.97		$11.86
Activity from investment operations:
Net investment income (loss) (1)	(0.03)	(0.02)	0.01		(0.06)		(0.05)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.23	2.08	1.37		(1.51)		3.23
Total from investment operations	1.20	2.06	1.38		(1.57)		3.18
Less distributions from:
Net realized gains	(0.29)	(3.53)	—		—		(0.07)
Return of capital	—	—	—		—		(0.00	) (2)
Total distributions	(0.29)	(3.53)	—		—		(0.07)
Net asset value, end of year	$14.22	$13.31	$14.78		$13.40		$14.97
Total return (3)	9.03%	16.29%	10.30%		(10.49)%		26.90%
Net assets, at end of year (000s)	$1,919	$1,659	$2,003		$1,823		$3,263
Ratio of gross expenses to average net assets before waiver/recapture (4)	1.81%	1.85%	1.57%		1.57%		1.63%
Ratio of net expenses to average net assets after waiver/recapture (4)	1.65%	1.65%	1.65	% (5)	1.65	% (5)	1.65	% (5)
Ratio of net investment loss to average net assets (4,6)	(0.24)%	(0.16)%	(0.09)%		(0.52)%		(0.38)%
Portfolio Turnover Rate	54%	16%	21%		3%		27%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the	For the	For the		For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$12.79	$14.43	$13.19		$14.83		$11.84
Activity from investment operations:
Net investment loss (1)	(0.13)	(0.12)	(0.09)		(0.16)		(0.12)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.18	2.01	1.33		(1.48)		3.18
Total from investment operations	1.05	1.89	1.24		(1.64)		3.06
Less distributions from:
Net realized gains	(0.29)	(3.53)	—		—		(0.07)
Total distributions	(0.29)	(3.53)	—		—		(0.07)
Net asset value, end of year	$13.55	$12.79	$14.43		$13.19		$14.83
Total return (2)	8.21%	15.41%	9.40%		(11.06)%		25.93%
Net assets, at end of year (000s)	$1,377	$1,457	$1,768		$1,798		$1,092
Ratio of gross expenses to average net assets before waiver/recapture (3)	2.56%	2.60%	2.32%		2.32%		2.38%
Ratio of net expenses to average net assets after waiver/recapture (3)	2.40%	2.40%	2.40	% (4)	2.40	% (4)	2.40	% (4)
Ratio of net investment loss to average net assets (3,5)	(1.01)%	(0.92)%	(0.84)%		(1.17)%		(0.85)%
Portfolio Turnover Rate	54%	16%	21%		3%		27%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$13.49		$14.91		$13.47		$15.02		$11.88
Activity from investment operations:
Net investment income (loss) (1)	0.02		(0.03)		0.03		(0.02)		(0.01)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.23		2.14		1.41		(1.53)		3.23
Total from investment operations	1.25		2.11		1.44		(1.55)		3.22
Less distributions from:
Net investment income	—		—		—		—		(0.01)
Net realized gains	(0.29)		(3.53)		—		—		(0.07)
Return of capital	—		—		—		—		(0.00	) (2)
Total distributions	(0.29)		(3.53)		—		—		(0.08)
Net asset value, end of year	$14.45		$13.49		$14.91		$13.47		$15.02
Total return (3)	9.28	% (4)	16.51	% (4)	10.69	% (4)	(10.32	)% (4)	27.23%
Net assets, at end of year (000s)	$44,395		$31,121		$83,858		$100,218		$80,421
Ratio of gross expenses to average net assets before waiver/recapture (5)	1.56%		1.60%		1.32%		1.32%		1.38%
Ratio of net expenses to average net assets after waiver/recapture (5)	1.40%		1.40%		1.40	% (6)	1.40	% (6)	1.40	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	0.10%		(0.22)%		0.16%		(0.23)%		(0.08)%
Portfolio Turnover Rate	54%		16%		21%		3%		27%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

1.	ORGANIZATION

The Swan Defined Risk Fund and Swan Defined Risk Growth Fund (each a “Fund” and together, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are “funds of funds” in that they will generally invest in other investment companies.

The investment objectives of each Fund is to seek long term capital appreciation.

Each Fund offers Class A, Class C, and Class I shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012, and Class C shares on October 18, 2012. The Swan Defined Risk Growth Fund commenced operations on December 27, 2018. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments - The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility, and exchange rates.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$611,228,629	$—	$—	$611,228,629
Purchased Put Options	—	42,887,255	—	42,887,255
Short-Term Investments	3,886,292	—	—	3,886,292
Total	$615,114,921	$42,887,255	$—	$658,002,176

Liabilities *
Call Option Written	$—	$5,198,631	$—	$5,198,631
Put Options Written	—	7,092,189	—	7,092,189
Total	$—	$12,290,820	$—	$12,290,820

Swan Defined Risk Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$44,083,900	$—	$—	$44,083,900
Purchased Call Options	—	2,001,768	—	2,001,768
Purchased Put Options	—	2,460,781	—	2,460,781
Short-Term Investments	1,561,831	—	—	1,561,831
Total	$45,645,731	$4,462,549	$—	$50,108,280
Liabilities *
Call Options Written	$—	$1,706,305	$—	$1,706,305
Put Options Written	—	510,485	—	510,485
Total	$—	$2,216,790	$—	$2,216,790

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the applicable Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the applicable Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Option Risk – Purchased put options may expire worthless and may have imperfect correlation to the value of the Funds’ sector ETFs. Written call and put options may limit the Funds’ participation in equity market gains and may amplify losses in market declines. The Funds’ losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Funds to potentially unlimited losses.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2022 - 2024 for all Funds or expected to be taken by all the Funds in their 2025 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Cash Held at Broker – Cash held at broker includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Cash and Cash Equivalents - Cash and cash equivalents are held with a financial institution. The assets of a Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; tariffs and trade wars; financial, political or social disruptions; natural, environmental or man-made disasters; climate change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Leveraging Risk – The use of leverage, such as that embedded in options, could magnify the Funds’ gains or losses. Written option positions expose the Funds to potential losses many times the option premium received.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Growth Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

For the year ended June 30, 2025, the advisory fees incurred by each of the Funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$6,817,987
Swan Defined Risk Growth Fund	404,898

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse expenses of the Funds until at least November 1, 2025 to the extent necessary so that the total expenses incurred by the applicable Fund (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Advisor))) do not exceed 1.65%, 2.40%, and 1.40% of the daily average net assets attributable to Class A, Class C, and Class I shares, respectively, of the applicable Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, and Class I shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

During the year ended June 30, 2025, the Advisor waived/reimbursed fees and expenses pursuant to the Waiver Agreement as follows:

Advisory
Fund	Fees Waived
Swan Defined Risk Fund	$—
Swan Defined Risk Growth Fund	63,618

During the year ended June 30, 2025, the Advisor did not recapture any previously waived fees. As of June 30, 2025, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2026	June 30, 2027	June 30, 2028	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Growth Fund	—	86,743	63,618	150,361

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the year ended June 30, 2025, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$292,632	$705,905
Swan Defined Risk Growth Fund	4,518	13,486

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended June 30, 2025, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$71,988	$12,312
Swan Defined Risk Growth Fund	82	7

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Northern Lights Compliance Services, LLC (“NLCS”) - an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. government securities and short-term investments, for the year ended June 30, 2025 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$—	$149,261,863
Swan Defined Risk Growth Fund	24,178,830	15,431,790

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2025.

Swan Defined Risk Fund
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$42,887,255
Index contracts/Equity price risk	Options Written, at value	(12,290,820)

Swan Defined Risk Growth Fund
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$4,462,549
Index contracts/Equity price risk	Options Written, at value	(2,216,790)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended June 30, 2025.

Swan Defined Risk Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(11,693,459)	$25,473,076

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$(42,102,619)	$(789,414)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Swan Defined Risk Growth Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$2,841,412	$57,436

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$(4,620,398)	$943,692

The notional value of the derivative instruments outstanding as of June 30, 2025 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Swan Defined Risk Fund	$284,393,137	$361,546,781	$(228,562)	$361,318,219
Swan Defined Risk Growth Fund	29,126,455	19,241,497	(476,462)	18,765,035

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2024, and June 30, 2025, was as follows:

For the year ended June 30, 2025:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$451,171	$40,989,869	$—	$41,441,040
Swan Defined Risk Growth Fund	—	735,129	—	735,129

For the year ended June 30, 2024:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$1,795,399	$82,250,305	$—	$84,045,704
Swan Defined Risk Growth Fund	—	8,237,972	—	8,237,972

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$—	$30,514,318	$—	$—	$(4,860,206)	361,318,219	$386,972,331
Swan Defined Risk Growth Fund	—	92	(1,627,945)	—	(283,732)	18,765,035	16,853,450

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, as well as the mark-to-market on open 1256 option contracts. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Growth Fund	1,627,945

During the fiscal year ended June 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassification for the year ended June 30, 2025, as follows:

	Paid
	In	Distributable/Accumulated
Portfolio	Capital	Earnings (Losses)
Swan Defined Risk Fund	$8,580,143	$(8,580,143)
Swan Defined Risk Growth Fund	(11,267)	11,267

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
Pershing LLC	Swan Defined Risk Growth Fund	57.34%

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The performance of each Fund will be directly affected by the performance of its investment in the underlying fund. The financial statements of the underlying funds, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of June 30, 2025, the percentage of each Fund’s net assets invested in an underlying fund was as follows:

Fund	Underlying Investment	% of Net Assets
Swan Defined Risk Fund	iShares Core S&P 500 ETF	63.0%
Swan Defined Risk Growth Fund	iShares Core S&P 500 ETF	92.4%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust III and the Shareholders of Swan Defined Risk Fund, and Swan Defined Risk Growth Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Swan Defined Risk Fund and Swan Defined Risk Growth Fund (collectively, the “Funds”), each a fund constituting the Northern Lights Fund Trust III (the “Trust”), including the schedules of investments, as of June 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”).

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds of the Trust as of June 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
August 28, 2025

We have served as the auditor of one or more Swan Funds investment companies since 2018.

SWAN FUNDS
ADDITIONAL INFORMATION (Unaudited)
June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of Advisory Agreement and Sub-Advisory Agreement – Swan Defined Risk Growth Fund and Swan Defined Risk Fund*

In connection with a meeting held on May 20-21, 2025, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreement between Swan Capital Management, LLC (the “Adviser”) and the Trust with respect to the Swan Defined Risk Fund (“Swan DR”), and Swan Defined Risk Growth Fund (“Swan Growth” and collectively, the “Swan Funds”), and the sub-advisory agreement between Swan Global Management, LLC (the “Sub-Adviser”) and the Adviser with respect to the Swan Funds. The Board agreed that it was appropriate to consider the renewal of the advisory and sub-advisory agreements (collectively, the “Agreements”) for the Swan Funds together because the Adviser and the Sub-Adviser (collectively, “Swan”) were under common management and control with shared resources and personnel. In considering the renewal of the Agreements, the Board received materials specifically relating to the Swan Funds and the Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements.

Nature, Extent & Quality of Services. The Board noted that the Adviser was founded in 1997, and together with its affiliate and commonly controlled Sub-Adviser, managed approximately $2.4 billion in assets. The Board acknowledged that Swan provided wealth management and investment advisory services to high-net-worth individuals, institutions, other investment advisory firms, and mutual funds. The Board discussed the background information of Swan’s key investment personnel servicing each Swan Fund, taking into account their education and financial industry experience, specifically with option strategies used to support its hedged equity approach. The Board observed that Swan had an investment committee that performed research to determine asset allocations for each Swan Fund to be utilized under a proprietary rules-based system that included a risk mitigation sub-strategy that utilized options in an effort to minimize downside risk, reduce volatility, and generate option premium income. The Board noted that Swan’s compliance team monitored each Swan Fund’s investment limitations using checklists, risk matrices, compliance calendars and reconciliations, and compliance checklists. The Board remarked that Swan selected brokers based on best execution standards that included the speed and cost of execution, options trading capability and technology capabilities. The Board noted that Swan did not use artificial intelligence. The Board acknowledged Swan’s cybersecurity policies and procedures. The Board concluded that Swan could be expected to continue providing quality service to each Swan Fund and its shareholders.

SWAN FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2025

Performance.

Swan Growth—The Board observed that Swan Growth was a 4-star Morningstar rated fund. The Board noted that Swan Growth outperformed its peer group and Morningstar category, but underperformed its benchmark, over all periods. The Board noted that Swan Growth was in the first or second quartile for net returns among its peer group and Morningstar category over all periods. The Board acknowledged that over the 1-year period, Swan Growth had a capture ratio of over 60% relative to the benchmark which was within expectations. The Board determined that Swan could be expected to continue to provide reasonable returns consistent with the stated objective and strategy for Swan Growth and its shareholders.

Swan DR—The Board acknowledged that Swan DR was a 3-star Morningstar rated fund. The Board noted that Swan DR underperformed its Morningstar category, peer group and benchmark over the 1-year and 3-year periods. The Board observed that Swan DR outperformed its Morningstar category, but underperformed its peer group and benchmark, over the 5-year period. The Board noted that Swan DR performed on par with the peer group and Morningstar category, but underperformed its benchmark, since inception. The Board commented that over the 1-year period, Swan DR had a capture ratio of over 50% relative to the benchmark which was within expectations. The Board determined that Swan should be given the chance to manage Swan DR over a full market cycle.

Fees and Expenses.

Swan Growth—The Board noted that Swan Growth’s advisory fee was the same as the Morningstar category median and average and lower than the peer group median and average. The Board observed that Swan Growth’s net expense ratio was lower than the peer group average but higher than the Morningstar category median and average and peer group average. The Board considered Swan’s explanation that many of the funds with lower fees in the Morningstar category were passively managed whereas Swan Growth was actively managed due to the option component in Swan Growth’s strategy. The Board concluded that the advisory fee for Swan Growth was not unreasonable.

Swan DR—The Board noted that Swan DR’s advisory fee was on par with the Morningstar category median and average but higher than the peer group average and median. The Board observed that Swan DR’s net expense ratio was higher than the Morningstar category median and average but lower than the peer group median and average. The Board considered that Swan actively managed the hedge and additional return/income components of Swan DR’s strategy whereas many of the funds in its peer group were passively managed. The Board concluded that the advisory fee for Swan DR was not unreasonable.

Economies of Scale.

The Board considered whether Swan had achieved economies of scale with respect to the management of each Swan Fund. They noted that during the prior 12 months Swan had waived a portion of its advisory fee from Swan Growth. The Board noted that Swan had indicated its willingness to continue monitoring for opportunities to implement breakpoints as each Swan Fund increased its assets. The Board agreed that in light of the expense limitation agreements, which effectively protected shareholders from high expenses despite lower asset levels, and Swan’s willingness to consider breakpoints as each Swan Fund reached higher asset levels, the absence of breakpoints at this time was acceptable.

SWAN FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2025

Profitability.

The Board reviewed Swan’s profitability analysis in connection with its advisory services for each Swan Fund and noted that Swan earned a profit from Swan DR and Swan Growth. The Board observed that Swan was hiring additional staff to provide additional operations, compliance, and legal support. The Board considered that Swan’s method of allocating costs and agreed that it was not unreasonable. The Board concluded that Swan was not realizing an excessive profit from the advisory fee paid to each of the Swan Funds or in the aggregate to all of the Swan Funds.

Conclusion . Having requested and reviewed such information from Swan as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Agreements was in the best interests of each Swan Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Swan Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 9/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 9/2/2025

By	/s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 9/2/2025